ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

14.         ORDINARY SHARES

5,000,000,000 shares was authorized at par value of USD0.00001 per share. The ordinary shares include Class A ordinary shares and Class B ordinary shares. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to twenty votes on all matters that are subject to shareholder vote. All classes of ordinary shares are entitled to the same dividend right. Class B ordinary shares could be converted into Class A ordinary shares, at the option of the holders, on one-for-one basis. All Class B ordinary shares are beneficially owned by Mr. Zhou, the Chairman of the Company.

As of December 31, 2020, there were 304,453,780 ordinary shares outstanding, with par value of USD0.00001 per share, consisting of 264,633,194 Class A ordinary shares and 39,820,586 Class B ordinary shares. As of December 31, 2021, there were 310,486,975 ordinary shares outstanding, with par value of USD0.00001 per share, consisting of 270,666,389 Class A ordinary shares and 39,820,586 Class B ordinary shares.

On November 29, 2022, the Company completed its global offering of 5,540,000 Class A ordinary shares, which comprises a Hong Kong public offering of initially 560,000 Class A ordinary shares and an international offering of initially 4,980,000 Class A ordinary shares, and listing of the Company’s Class A ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”). On December 6, 2022, the Company sell another 830,000 Class A ordinary shares under the over-allotment option to international underwriters.

Upon the completion of the secondary listing on the Hong Kong Stock Exchange, all the class B ordinary shares were converted into class A ordinary shares on a one-for-one basis. As a result, no class B ordinary shares of the Company was issued or outstanding. As of December 31, 2022, there were 322,792,063 ordinary shares outstanding, with par value of USD0.00001 per share.

The Company’s proposed repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Company expects to fund the repurchase out of its existing cash balance. As of December 31, 2022, the Company did not repurchase any share.